Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Sales of investment under property					$ 490,000	$ 700,385
Total Revenue					490,000	700,385
Cost of goods sold:
Cost of sales - property					545,309	722,341
Total cost of goods sold					545,309	722,341
Gross profit					(55,309)	(21,956)
Operating expenses:
General and administrative	2,405	4,489	10,761	18,473	23,163	25,756
Professional fees	5,998	16,099	8,746	38,286	31,880	22,434
Advertising and promotions						6,631
Interest expense					1,074
Total operating expenses	8,403	20,588	19,506	56,759	56,117	54,821
Income (loss) from operations	(8,403)	(20,588)	(19,506)	(56,759)	(111,426)	(76,777)
Other Income
Dividends
Unrealized gain (loss)
Net Income	$ (8,403)	$ (20,588)	$ (19,506)	$ (56,759)	$ (111,426)	$ (76,777)
Earnings (loss) per Share: Basic and Diluted	$ (0.0002)	$ (0.0005)	$ (0.0004)	$ (0.0013)	$ (0.0025)	$ (0.0018)
Earnings (loss) per Share: Diluted	$ (0.0002)	$ (0.0005)	$ (0.0004)	$ (0.0013)
Weighted Average Common Shares Outstanding: Basic and Diluted	43,792,804	43,792,804	43,792,804	43,792,804	43,792,804	42,724,687
Weighted Average Common Shares Outstanding: Diluted	43,792,804	43,792,804	43,792,804	43,792,804